Financial Instruments (Undiscounted Contractual Maturities) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	$ 200	$ 40	$ 40
Accounts payable and accrued liabilities	999	1,015
Long-term debt repayable at maturity	4,599	5,350
Leases	1,631
Interest payable	2,951
Accrued interest and dividends	217	$ 244
Within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	200
Accounts payable and accrued liabilities	999
Long-term debt repayable at maturity	1
Leases	154
Interest payable	218
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	0
Accounts payable and accrued liabilities	0
Long-term debt repayable at maturity	502
Leases	288
Interest payable	436
3-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	0
Accounts payable and accrued liabilities	0
Long-term debt repayable at maturity	546
Leases	273
Interest payable	365
Over 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	0
Accounts payable and accrued liabilities	0
Long-term debt repayable at maturity	3,550
Leases	916
Interest payable	$ 1,932